First Trust International Equity Opportunities ETF Investment Strategy - First Trust International Equity Opportunities ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by IPOX® Schuster LLC (the “Index Provider”). It is the sole responsibility of the Index Provider to decide on all matters relating to the Index methodology and Index constituent selection. The Index Provider may make exceptions to the Index methodology regarding constituent inclusion, exclusion and weighting. According to the Index Provider, the Index is a market-cap weighted portfolio measuring the performance of the top 50 companies domiciled outside the United States ranked quarterly by market capitalization in the IPOX® Global Composite Index (the “Base Index”), subject to defined liquidity and exposure criteria. The Base Index is a market capitalization-weighted index which seeks to provide exposure to the aftermarket performance of newly listed companies that have gone public through an initial public offering (“IPO”), spin-off or special purpose acquisition company (“SPAC”) in all world countries (both developed and emerging markets). An IPO is a public offering in which the shares of stock in a company are sold to the general public for the first time on an exchange. A SPAC is a publicly listed acquisition vehicle, whereby one or more sponsors raise a pool of capital with the special purpose of acquiring a private operating company. A company must meet the security type, size, float and pricing criteria of the Base Index. A company is eligible for inclusion in the Base Index on the close of its 6th trading day and is eligible to remain in the Index until the close of the 1,000th trading day. Under certain circumstances, the Index Provider may make exceptions to the stated methodology. See the Index Provider's website for additional details. Additionally, pursuant to the Index License Agreement, the Index Provider reserves the right to modify the compilation and composition of the Index in its sole discretion. According to the Index Provider, the Index selects the 50 companies with the largest market capitalizations from the Base Index that are issued by companies domiciled outside the United States, subject to liquidity and exposure criteria. While the Index is market-capitalization weighted, individual securities are capped at a weight of 10% and the top seven companies cannot account for more than 50% of the Index. In order to gain exposure to certain Chinese companies that are included in the Fund’s Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. The Fund may also invest in companies with various market capitalizations, depositary receipts, restricted securities, U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly reconstitution and rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in materials companies, Asian issuers and European issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in materials companies, Asian issuers and European issuers, although this may change from time to time.